UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2006

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund

Fidelity Massachusetts AMT
Tax-Free Money Market Fund

Fidelity Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts AMT Tax-Free Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Massachusetts Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Fidelity Massachusetts Municipal Income Fund
Actual	$ 1,000.00	$ 1,009.30	$ 2.34
Hypothetical A	$ 1,000.00	$ 1,022.46	$ 2.36
Fidelity Massachusetts AMT Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,015.00	$ 2.00
Hypothetical A	$ 1,000.00	$ 1,022.81	$ 2.01
Fidelity Massachusetts Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,014.40	$ 2.60
Hypothetical A	$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Massachusetts Municipal Income Fund	.47%
Fidelity Massachusetts AMT Tax-Free Money Market Fund	.40%
Fidelity Massachusetts Municipal Money Market Fund	.52%

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes

Top Five Sectors as of July 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.8	22.3
Special Tax	15.4	14.9
Transportation	15.3	15.8
Education	10.8	10.9
Water & Sewer	10.8	9.6
Average Years to Maturity as of July 31, 2006
		6 months ago
Years	14.9	15.2
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of July 31, 2006
6 months ago
Years	6.6	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
AAA 64.5%	AAA 65.1%
AA, A 30.1%	AA, A 29.7%
BBB 1.3%	BBB 1.1%
BB and Below 1.1%	BB and Below 1.0%
Not Rated 1.0%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value (Note 1)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 2,115,000	$ 2,213,453
Massachusetts - 94.4%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,405,274
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,388,324
Boston Gen. Oblig. Series A, 5% 1/1/17	1,005,000	1,066,556
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (MBIA Insured)	9,705,000	10,138,814
5% 8/1/17 (MBIA Insured)	7,990,000	8,334,209
5% 8/1/18 (MBIA Insured)	6,200,000	6,473,792
Boston Wtr. & Swr. Commission Rev.:
Sr. Series A:
5.25% 11/1/19	10,325,000	11,283,883
5.75% 11/1/13	1,975,000	2,107,779
Sr. Series C, 5.2% 11/1/21 (FGIC Insured)	2,045,000	2,113,528
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,564,547
5% 6/15/19 (FSA Insured)	1,535,000	1,623,462
Brockton Gen. Oblig. 5.1% 4/1/12 (MBIA Insured)	1,550,000	1,597,120
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,120,115
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,486,030
5% 5/15/19 (AMBAC Insured)	1,000,000	1,062,130
Foxborough Stadium Infrastructure Impt.:
5.75% 6/1/25	11,695,000	12,445,936
6% 6/1/15	2,545,000	2,757,966
6% 6/1/16	3,015,000	3,266,180
6% 6/1/17	3,195,000	3,459,993
6% 6/1/18	3,390,000	3,669,878
6% 6/1/19	3,590,000	3,885,062
6% 6/1/20	3,785,000	4,094,689
Freetown Lakeville Reg'l. School District 5% 1/1/21 (MBIA Insured)	2,265,000	2,397,027
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	1,000,000	1,067,260
Lawrence Gen. Oblig. 5.5% 2/1/15 (AMBAC Insured)	1,000,000	1,061,990
Littleton Gen. Oblig. 5% 1/15/19 (FGIC Insured)	1,380,000	1,458,757
Lowell Gen. Oblig.:
5% 12/15/17 (MBIA Insured)	1,410,000	1,504,414
5% 12/15/19 (MBIA Insured)	1,310,000	1,388,325
Lynn Gen. Oblig.:
5.375% 8/15/14 (FGIC Insured)	2,120,000	2,274,060
5.375% 8/15/15 (FGIC Insured)	2,235,000	2,393,193
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Lynn Gen. Oblig.: - continued
5.375% 8/15/16 (FGIC Insured)	$ 2,345,000	$ 2,507,649
Lynn Wtr. & Swr. Commission Gen. Rev. Series A:
5% 6/1/18 (MBIA Insured)	2,055,000	2,173,553
5% 6/1/19 (MBIA Insured)	1,560,000	1,645,285
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,593,730
5% 8/15/20	1,465,000	1,548,285
Massachusetts Bay Trans. Auth.:
Series 1991 A, 7% 3/1/21 (FGIC Insured)	3,000,000	3,654,930
Series 2000 A, 5.25% 7/1/30	17,665,000	18,365,594
Series A:
5% 7/1/31	18,000,000	18,587,340
5.5% 3/1/12	4,350,000	4,579,767
5.75% 7/1/15	85,000	90,777
5.75% 7/1/18	330,000	351,810
7% 3/1/21	1,500,000	1,820,625
Series B, 6.2% 3/1/16	27,525,000	31,179,219
Series C, 5% 3/1/24	17,950,000	18,262,510
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series C, 5.25% 7/1/19	4,430,000	4,875,835
Sr. Series B, 5.5% 7/1/29 (MBIA Insured)	4,000,000	4,555,600
Sr. Series C:
5.25% 7/1/21	4,000,000	4,414,960
5.25% 7/1/23	3,950,000	4,377,390
5.25% 7/1/32	7,745,000	8,602,681
Massachusetts College Bldg. Auth. Proj. Rev.:
Series A:
0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,104,615
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,140,099
5% 5/1/18 (MBIA Insured)	2,270,000	2,387,314
5% 5/1/43 (MBIA Insured)	11,410,000	11,651,550
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,223,072
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,173,623
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,385,831
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,851,708
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,081,407
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,806,885
Series B:
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,209,131
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,028,889
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series T1, 5% 10/1/39 (AMBAC Insured)	$ 10,000,000	$ 10,228,100
(Mount Holyoke College Proj.):
5.125% 7/1/21	5,715,000	5,988,520
5.25% 7/1/31	11,785,000	12,328,524
5.5% 7/1/14	750,000	795,563
5.5% 7/1/15	910,000	963,626
5.5% 7/1/16	590,000	623,695
(Regis College Proj.):
5.25% 10/1/18	2,240,000	2,169,574
5.5% 10/1/28	5,660,000	5,407,847
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,728,983
Massachusetts Ed. Ln. Auth. Ed. Ln. Rev.:
Series A:
Issue E:
4.4% 7/1/07 (AMBAC Insured) (b)	2,660,000	2,655,611
4.55% 7/1/09 (AMBAC Insured) (b)	845,000	844,054
4.65% 7/1/10 (AMBAC Insured) (b)	2,015,000	2,014,919
4.75% 7/1/11 (AMBAC Insured) (b)	3,470,000	3,468,369
4.8% 7/1/12 (AMBAC Insured) (b)	900,000	903,510
4.95% 7/1/14 (AMBAC Insured) (b)	1,695,000	1,712,984
5% 7/1/15 (AMBAC Insured) (b)	800,000	811,016
Issue G:
5% 12/1/11 (MBIA Insured) (b)	1,615,000	1,626,305
5.45% 12/1/06 (MBIA Insured) (b)	3,645,000	3,644,453
Series B Issue E, 5.75% 7/1/07 (AMBAC Insured) (b)	1,155,000	1,156,247
Series C Issue G:
4.7% 12/1/09 (MBIA Insured) (b)	1,415,000	1,414,476
4.9% 12/1/11 (AMBAC Insured) (b)	2,035,000	2,048,512
Massachusetts Fed. Hwy.:
Series 1998 A:
0% 6/15/15	1,455,000	982,314
5.25% 12/15/11 (Pre-Refunded to 12/15/08 @ 101) (c)	3,050,000	3,175,538
5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (c)	7,320,000	7,621,291
5.5% 6/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	8,310,000	8,698,659
Series 1998 B, 5.125% 6/15/15 (MBIA Insured) (Pre-Refunded to 12/15/08 @ 101) (c)	5,820,000	6,043,255
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Fed. Hwy.: - continued
Series 2000 A:
5.75% 6/15/11	$ 13,660,000	$ 14,664,966
5.75% 12/15/11	9,510,000	10,193,864
5.75% 6/15/12	5,000,000	5,349,200
5.75% 6/15/13	8,000,000	8,545,520
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	5,035,000	5,401,196
Series B, 5.125% 12/15/14 (Pre-Refunded to 12/15/08 @ 101) (c)	360,000	373,810
Massachusetts Gen. Oblig.:
Series 1992 D:
6% 5/1/08	1,835,000	1,864,911
6% 5/1/08 (Escrowed to Maturity) (c)	685,000	703,043
Series 2000 C, 5.5% 10/1/22 (Pre-Refunded to 10/1/10 @ 100) (c)	1,720,000	1,830,097
Series 2001 A, 5% 1/1/21 (Pre-Refunded to 1/1/11 @ 100) (c)	21,955,000	22,978,762
Series 2001 D:
5.5% 11/1/18	2,000,000	2,228,500
5.5% 11/1/20	1,000,000	1,121,080
Series 2002 B, 5.5% 3/1/19 (Pre-Refunded to 3/1/12 @ 100) (c)	2,650,000	2,863,378
Series 2003 D, 5.5% 10/1/19 (AMBAC Insured)	7,000,000	7,867,160
Series 2004 A, 5.25% 8/1/20 (FSA Insured)	5,000,000	5,495,600
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,193,914
Series 2005 A:
5% 3/1/19	1,295,000	1,360,359
5% 3/1/21 (FSA Insured)	7,500,000	7,862,100
5% 3/1/23 (FSA Insured)	20,420,000	21,316,438
5% 3/1/24 (FSA Insured)	19,000,000	19,792,680
5% 3/1/25	35,405,000	36,779,776
Series 2005 C:
5% 9/1/25	25,635,000	26,619,384
5.25% 9/1/23	21,300,000	22,757,346
Series A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,325,150
5% 3/1/18 (FSA Insured)	15,000,000	15,911,850
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	1,924,958
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 3,800,000	$ 4,097,920
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	4,800,000	5,180,496
5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	259,025
5.5% 10/1/18	6,000,000	6,681,960
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,634,871
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	746,520
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,383,926
5.75% 7/1/18	1,300,000	1,367,626
5.75% 7/1/19	1,455,000	1,524,578
5.75% 7/1/20	500,000	522,080
5.75% 7/1/33	3,000,000	3,148,170
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	12,345,000	12,360,678
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (MBIA Insured)	2,780,000	2,887,781
5.25% 10/1/16 (MBIA Insured)	1,400,000	1,454,278
(Emerson Hosp. Proj.) Series E, 5% 8/15/35 (Radian Asset Assurance Ltd. Insured)	2,500,000	2,521,650
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	34,135,000	35,453,635
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/08	2,000,000	2,030,760
5.25% 7/1/09	2,540,000	2,578,176
5.25% 7/1/10	2,000,000	2,042,520
5.25% 7/1/11	3,025,000	3,086,498
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	12,905,000	13,727,694
(Massachusetts Institute of Technology Proj.):
Series I1, 5.2% 1/1/28	6,500,000	7,362,225
Series K, 5.375% 7/1/17	6,805,000	7,549,195
Series L:
5% 7/1/18	4,315,000	4,661,020
5% 7/1/23	3,990,000	4,328,073
5.25% 7/1/33	14,000,000	15,722,560
(Med. Academic & Scientific Proj.) Series A, 6.625% 1/1/15	5,650,000	5,712,828
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	$ 1,000,000	$ 1,000,730
(Newton-Wellesley Hosp. Proj.) Series G:
6% 7/1/12 (MBIA Insured)	4,070,000	4,225,311
6.125% 7/1/15 (MBIA Insured)	4,500,000	4,676,715
(Northeastern Univ. Proj.) Series 1998 G, 5% 10/1/28 (MBIA Insured)	6,500,000	6,666,790
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.1% 7/1/10 (MBIA Insured)	2,510,000	2,561,304
5.125% 7/1/11 (MBIA Insured)	3,885,000	3,973,345
5.375% 7/1/24 (MBIA Insured)	7,600,000	7,767,656
Series 2001 C, 5.75% 7/1/32	5,000,000	5,321,700
Series C, 5.75% 7/1/21	2,500,000	2,684,875
Series E:
5% 7/1/17	1,255,000	1,310,044
5% 7/1/19	1,390,000	1,443,376
Series F:
5% 7/1/17	1,410,000	1,492,006
5% 7/1/19	1,760,000	1,843,688
5% 7/1/20	2,350,000	2,452,930
5% 7/1/21	1,150,000	1,198,645
5% 7/1/22	1,855,000	1,922,392
(South Shore Hosp. Proj.) Series F:
5% 7/1/07	1,915,000	1,923,369
5.125% 7/1/08	2,000,000	2,042,400
5.25% 7/1/09	2,120,000	2,193,246
5.5% 7/1/12	2,165,000	2,266,539
5.625% 7/1/19	1,000,000	1,048,610
5.75% 7/1/29	4,350,000	4,560,323
(Tufts Univ. Proj.):
Series I, 5.5% 2/15/36	5,000,000	5,236,300
Series J, 5.5% 8/15/17	500,000	560,675
(Univ. of Massachusetts Proj.) Series A, 6% 10/1/15 (Pre-Refunded to 10/1/10 @ 101) (c)	1,000,000	1,093,640
(Univ. of Massachusetts-Worcester Campus Proj.) Series B, 5.25% 10/1/15 (FGIC Insured)	1,000,000	1,062,990
(Wellesley College Proj.):
5% 7/1/19	1,975,000	2,071,262
5% 7/1/20	2,075,000	2,172,338
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Williams College Issue Proj.):
Series 2003 H, 5% 7/1/20	$ 1,005,000	$ 1,052,145
Series G, 5.5% 7/1/14	3,665,000	3,866,832
6.55% 6/23/22 (AMBAC Insured)	17,250,000	18,019,005
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series A, 5.75% 2/1/14	9,900,000	9,908,910
Massachusetts Indl. Fin. Agcy. Resource Recovery Rev. (Ogden Haverhill Proj.):
Series 1992 A, 4.95% 12/1/06	1,950,000	1,956,435
Series 1998 A, 5.2% 12/1/08 (b)	1,300,000	1,326,442
Massachusetts Indl. Fin. Agcy. Rev.:
(Massachusetts Biomedical Research Corp. Proj.) Series A2:
0% 8/1/07	15,000,000	14,443,200
0% 8/1/08	15,000,000	13,833,600
(Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,609,052
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Mix #1 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,330,000	8,518,508
5.25% 7/1/12 (MBIA Insured)	8,000,000	8,543,200
(Nuclear Mix #4 Proj.) Series A:
5% 7/1/08 (MBIA Insured)	8,415,000	8,605,431
5.25% 7/1/12 (MBIA Insured)	8,510,000	9,069,362
(Nuclear Mix #5 Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,175,000	4,269,480
(Stony Brook Intermediate Proj.) Series A, 5% 7/1/08 (MBIA Insured)	4,225,000	4,320,612
Massachusetts Port Auth. Rev.:
(Spl. Facilities-US Air Proj.) Series A, 5.5% 9/1/10 (MBIA Insured) (b)	2,030,000	2,072,833
Series 1998 A:
5% 7/1/23 (FSA Insured)	8,750,000	8,951,250
5.5% 7/1/17 (FSA Insured)	2,105,000	2,190,274
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,334,924
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,384,905
Series A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,495,855
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series A:
5% 7/1/18 (MBIA Insured)	$ 2,000,000	$ 2,090,160
5% 7/1/19 (MBIA Insured)	6,915,000	7,209,925
5% 7/1/20 (MBIA Insured)	2,505,000	2,610,310
5% 7/1/21 (AMBAC Insured)	5,010,000	5,267,163
5% 7/1/21 (MBIA Insured)	3,000,000	3,120,660
5% 7/1/22 (MBIA Insured)	2,000,000	2,078,020
5% 7/1/35 (AMBAC Insured)	10,000,000	10,304,100
5.125% 7/1/16 (FSA Insured)	3,000,000	3,135,360
5.125% 7/1/17 (FSA Insured)	3,000,000	3,131,970
Series B:
5.5% 7/1/10 (FSA Insured) (b)	11,470,000	12,036,962
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,770,270
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,202,200
5.625% 7/1/12 (Escrowed to Maturity) (c)	1,210,000	1,278,897
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A:
5.5% 1/1/12 (AMBAC Insured) (b)	10,395,000	10,921,507
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	7,367,434
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	6,332,880
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	5,230,250
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	5,215,600
5.5% 1/1/17 (AMBAC Insured) (b)	6,470,000	6,730,159
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	6,229,620
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	5,179,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/23 (FSA Insured)	6,000,000	6,261,300
5% 8/15/27 (MBIA Insured)	10,000,000	10,390,200
5% 8/15/30 (FSA Insured)	88,900,000	92,101,273
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
5.25% 1/1/19 (FGIC Insured)	3,500,000	3,841,845
5.5% 1/1/28 (FGIC Insured)	1,000,000	1,143,960
Massachusetts Spl. Oblig. Rev.:
(Consolidated Ln. Prog.) Series A:
5% 6/1/23 (FSA Insured)	2,000,000	2,094,340
5.5% 6/1/16 (FSA Insured)	3,000,000	3,329,070
5.5% 6/1/18 (FSA Insured)	9,740,000	10,919,904
5.5% 6/1/19 (FSA Insured)	10,000,000	11,246,800
Series A:
5.5% 6/1/15 (FGIC Insured)	11,070,000	12,216,188
5.5% 6/1/16 (FGIC Insured)	2,520,000	2,792,110
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (MBIA Insured)	$ 3,575,000	$ 3,663,124
Series 1999 A:
5% 1/1/39 (AMBAC Insured)	6,925,000	7,033,099
5.25% 1/1/29 (AMBAC Insured)	45,615,000	47,187,805
Sr. Series A:
0% 1/1/25 (MBIA Insured)	5,110,000	2,118,504
0% 1/1/28 (MBIA Insured)	5,130,000	1,812,019
0% 1/1/29 (MBIA Insured)	33,195,000	11,119,993
5% 1/1/37 (MBIA Insured)	24,480,000	24,733,368
5.125% 1/1/23 (MBIA Insured)	3,460,000	3,543,144
Sr. Series C:
0% 1/1/16 (MBIA Insured)	3,000,000	1,978,950
0% 1/1/17 (MBIA Insured)	7,705,000	4,833,192
0% 1/1/18 (MBIA Insured)	2,025,000	1,206,495
0% 1/1/19 (MBIA Insured)	13,815,000	7,808,791
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	22,610,000	23,194,921
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series A, 5.25% 8/1/20	1,700,000	1,802,034
(Pool Prog.):
Series 10:
5% 8/1/22	6,000,000	6,273,300
5% 8/1/34	1,055,000	1,089,372
5.25% 8/1/15	2,435,000	2,643,241
Series 2004 A:
5.25% 2/1/16	6,110,000	6,658,006
5.25% 2/1/17	6,435,000	7,020,842
5.25% 2/1/18	6,300,000	6,892,200
5.25% 2/1/22	1,170,000	1,297,589
5.25% 8/1/22	6,525,000	7,220,565
5.25% 2/1/23	1,390,000	1,539,634
5.25% 2/1/24	1,170,000	1,296,524
5.25% 8/1/24	3,780,000	4,201,546
Series 3:
5.4% 2/1/10	300,000	305,331
5.5% 2/1/13	815,000	829,882
Series 4, 5.125% 8/1/14	70,000	72,579
Series 5, 5.25% 8/1/15	75,000	79,070
Series 6:
5.25% 8/1/19	30,000	31,971
5.5% 8/1/30	17,580,000	18,795,481
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 6:
5.625% 8/1/14	$ 115,000	$ 123,566
5.625% 8/1/15	25,000	26,949
5.625% 8/1/15 (Pre-Refunded to 8/1/10 @ 101) (c)	975,000	1,049,890
5.625% 8/1/16	485,000	522,626
Series 7:
5.25% 2/1/16	4,495,000	4,791,086
5.25% 2/1/17	2,795,000	2,972,566
Series 8:
5% 8/1/17	110,000	115,453
5% 8/1/17 (Pre-Refunded to 8/1/12 @ 100) (c)	5,540,000	5,869,021
5% 8/1/20	105,000	109,637
5% 8/1/20 (Pre-Refunded to 8/1/12 @ 100) (c)	5,395,000	5,715,409
Series 9, 5.25% 8/1/33	3,100,000	3,268,609
Series A, 5.25% 8/1/16	21,700,000	23,729,384
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A:
5% 8/1/15	50,000	50,027
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,021,915
5.25% 8/1/12	565,000	588,159
5.25% 8/1/13	330,000	343,332
5.45% 2/1/13 (Escrowed to Maturity) (c)	1,960,000	2,065,938
Massachusetts Wtr. Resources Auth.:
Series A:
5.25% 8/1/21 (MBIA Insured)	12,645,000	13,654,071
5.25% 8/1/24 (MBIA Insured)	9,000,000	9,718,200
6.5% 7/15/19	21,960,000	25,816,835
Series B:
5.125% 8/1/27 (MBIA Insured)	6,960,000	7,252,738
5.5% 8/1/15 (FSA Insured)	1,500,000	1,651,905
5.5% 8/1/16 (FSA Insured)	1,425,000	1,587,251
Series D, 5% 8/1/24 (MBIA Insured)	1,510,000	1,541,257
Series J:
5% 8/1/42	8,160,000	8,337,888
5.5% 8/1/20 (FSA Insured)	1,000,000	1,124,080
Maynard Gen. Oblig.:
5.5% 2/1/17 (MBIA Insured)	1,030,000	1,124,327
5.5% 2/1/20 (MBIA Insured)	1,025,000	1,115,190
5.5% 2/1/23 (MBIA Insured)	1,000,000	1,085,610
Methuen Gen. Oblig. 5% 11/1/16 (FGIC Insured)	1,000,000	1,026,150
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	$ 2,120,000	$ 2,270,075
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,499,057
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,085,390
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,174,040
North Attleborough Gen. Oblig. 5% 7/15/16 (FGIC Insured)	1,615,000	1,727,937
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,330,058
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,081,330
Pittsfield Gen. Oblig.:
5% 4/15/19 (MBIA Insured)	1,140,000	1,204,228
5.5% 4/15/17 (MBIA Insured)	1,930,000	2,091,522
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,252,778
5% 9/1/18 (AMBAC Insured)	1,090,000	1,159,455
5% 9/1/19 (AMBAC Insured)	1,085,000	1,150,762
Reading Gen. Oblig.:
5% 3/15/20 (MBIA Insured)	2,100,000	2,198,679
5% 3/15/21 (MBIA Insured)	2,190,000	2,287,127
Route 3 North Trans. Impt. Assoc. Lease Rev.:
5.75% 6/15/11 (MBIA Insured)	4,365,000	4,660,074
5.75% 6/15/12 (MBIA Insured)	1,000,000	1,066,490
5.75% 6/15/14 (MBIA Insured)	2,515,000	2,682,222
5.75% 6/15/15 (MBIA Insured)	4,105,000	4,374,904
Salem Gen. Oblig.:
5% 1/15/19 (FGIC Insured)	1,525,000	1,608,311
5% 1/15/20 (FGIC Insured)	1,350,000	1,416,690
Springfield Gen. Oblig.:
5% 8/1/22 (MBIA Insured)	3,610,000	3,766,710
5% 8/1/23 (MBIA Insured)	2,050,000	2,128,208
5.25% 8/1/13 (MBIA Insured)	5,965,000	6,465,225
5.25% 1/15/16 (MBIA Insured)	2,195,000	2,352,162
5.25% 1/15/17 (MBIA Insured)	1,510,000	1,613,692
5.25% 1/15/18 (MBIA Insured)	1,000,000	1,068,670
5.25% 1/15/21 (MBIA Insured)	4,600,000	4,899,736
5.375% 8/1/17 (FGIC Insured)	1,875,000	2,006,063
5.5% 8/1/16 (FGIC Insured)	1,000,000	1,066,150
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2000 A, 5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (c)	1,595,000	1,668,003
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Facilities Rev.: - continued
Series 2004 A:
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (c)	$ 2,080,000	$ 2,288,250
5.375% 11/1/17 (Pre-Refunded to 11/1/14 @ 100) (c)	1,000,000	1,100,120
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Series 2004 1:
5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,425,086
5.375% 11/1/16 (Pre-Refunded to 11/1/14 @ 100) (c)	4,860,000	5,346,583
Series B:
5.5% 11/1/11 (Pre-Refunded to 11/1/10 @ 100) (c)	1,175,000	1,253,972
5.5% 11/1/15 (Pre-Refunded to 11/1/10 @ 100) (c)	1,200,000	1,280,652
5.5% 11/1/16 (Pre-Refunded to 11/1/10 @ 100) (c)	1,250,000	1,334,013
5.5% 11/1/17 (Pre-Refunded to 11/1/10 @ 100) (c)	1,250,000	1,334,013
Woods Hole, Martha's Vineyard & Nantucket Steamship Series 2004 B, 5% 3/1/17	3,300,000	3,495,723
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (FGIC Insured)	1,465,000	1,549,091
5.5% 8/15/13 (FGIC Insured)	1,285,000	1,373,280
5.5% 8/15/18 (FGIC Insured)	1,000,000	1,061,670
Series 2001 B, 5.5% 10/1/14 (FGIC Insured)	1,070,000	1,142,567
		1,696,877,287
Puerto Rico - 3.4%
Puerto Rico Commonwealth Gen. Oblig. Series A:
5.25% 7/1/18	3,500,000	3,643,745
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,669,850
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,800,000	1,862,514
Series Y, 5.5% 7/1/36 (MBIA Insured)	2,425,000	2,655,666
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.: - continued
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000,000	$ 3,263,190
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,918,773
Series L, 5.25% 7/1/41 (CIFG North America Insured)	3,010,000	3,353,923
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	10,485,000	11,132,658
5.5% 10/1/40 (Escrowed to Maturity) (c)	14,400,000	15,255,504
Series C, 5.5% 7/1/25 (AMBAC Insured)	7,500,000	8,541,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	3,230,000	3,404,775
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	2,500,000	2,598,700
		60,300,298
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/11	805,000	831,919
5% 10/1/13	700,000	726,390
5.25% 10/1/16	750,000	785,408
		2,343,717
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,731,864,882)	1,761,734,755
NET OTHER ASSETS - 2.0%	35,237,302
NET ASSETS - 100%	$ 1,796,972,057
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,360,678 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 11,578,746
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.8%
Special Tax	15.4%
Transportation	15.3%
Education	10.8%
Water & Sewer	10.8%
Escrowed/Pre-Refunded	8.5%
Health Care	7.8%
Others* (individually less than 5%)	7.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,731,864,882)		$ 1,761,734,755
Cash		18,404,132
Receivable for fund shares sold		748,698
Interest receivable		20,546,803
Prepaid expenses		2,708
Other receivables		146,760
Total assets		1,801,583,856

Liabilities
Payable for investments purchased	$ 36,503
Payable for fund shares redeemed	2,027,725
Distributions payable	1,668,267
Accrued management fee	550,759
Other affiliated payables	264,251
Other payables and accrued expenses	64,294
Total liabilities		4,611,799

Net Assets		$ 1,796,972,057
Net Assets consist of:
Paid in capital		$ 1,764,824,742
Undistributed net investment income		21,019
Accumulated undistributed net realized gain (loss) on investments		2,256,423
Net unrealized appreciation (depreciation) on investments		29,869,873
Net Assets, for 153,172,553 shares outstanding		$ 1,796,972,057
Net Asset Value, offering price and redemption price per share ($1,796,972,057 ÷ 153,172,553 shares)		$ 11.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 41,452,973

Expenses
Management fee	$ 3,370,668
Transfer agent fees	629,256
Accounting fees and expenses	161,563
Independent trustees' compensation	3,483
Custodian fees and expenses	13,989
Registration fees	17,580
Audit	27,333
Legal	4,816
Miscellaneous	31,892
Total expenses before reductions	4,260,580
Expense reductions	(299,325)	3,961,255
Net investment income		37,491,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,232,796
Futures contracts	(232,060)
Total net realized gain (loss)		3,000,736
Change in net unrealized appreciation (depreciation) on investment securities		(23,811,534)
Net gain (loss)		(20,810,798)
Net increase (decrease) in net assets resulting from operations		$ 16,680,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,491,718	$ 74,987,148
Net realized gain (loss)	3,000,736	26,363,702
Change in net unrealized appreciation (depreciation)	(23,811,534)	(52,158,641)
Net increase (decrease) in net assets resulting from operations	16,680,920	49,192,209
Distributions to shareholders from net investment income	(36,941,603)	(75,076,272)
Distributions to shareholders from net realized gain	(1,571,437)	(24,660,494)
Total distributions	(38,513,040)	(99,736,766)
Share transactions Proceeds from sales of shares	173,792,168	344,150,228
Reinvestment of distributions	27,712,781	71,978,038
Cost of shares redeemed	(232,800,783)	(291,286,184)
Net increase (decrease) in net assets resulting from share transactions	(31,295,834)	124,842,082
Redemption fees	15,089	13,266
Total increase (decrease) in net assets	(53,112,865)	74,310,791

Net Assets
Beginning of period	1,850,084,922	1,775,774,131
End of period (including undistributed net investment income of $21,019 and distributions in excess of net investment income of $327,502, respectively)	$ 1,796,972,057	$ 1,850,084,922
Other Information Shares
Sold	14,780,604	28,505,409
Issued in reinvestment of distributions	2,358,055	5,996,208
Redeemed	(19,835,740)	(24,209,445)
Net increase (decrease)	(2,697,081)	10,292,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 12.20	$ 12.30	$ 12.22	$ 11.94	$ 11.86
Income from Investment Operations
Net investment income D	.242	.497	.519	.523	.535	.552
Net realized and unrealized gain (loss)	(.133)	(.169)	.051	.244	.343	.091
Total from investment operations	.109	.328	.570	.767	.878	.643
Distributions from net investment income	(.239)	(.498)	(.521)	(.526)	(.531)	(.548)
Distributions from net realized gain	(.010)	(.160)	(.149)	(.161)	(.067)	(.015)
Total distributions	(.249)	(.658)	(.670)	(.687)	(.598)	(.563)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.73	$ 11.87	$ 12.20	$ 12.30	$ 12.22	$ 11.94
Total Return B, C	.93%	2.76%	4.80%	6.43%	7.51%	5.54%
Ratios to Average Net Assets E
Expenses before reductions	.47% A	.47%	.47%	.47%	.48%	.47%
Expenses net of fee waivers, if any	.47%A	.47%	.47%	.47%	.48%	.47%
Expenses net of all reductions	.44%A	.44%	.46%	.47%	.46%	.42%
Net investment income	4.15%A	4.11%	4.27%	4.25%	4.41%	4.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,796,972	$ 1,850,085	$ 1,775,774	$ 1,851,994	$ 1,988,509	$ 1,888,575
Portfolio turnover rate	8%A	21%	22%	14%	15%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/06	% of fund's investments 1/31/06	% of fund's investments 7/31/05
0 - 30	92.8	85.9	92.7
31 - 90	2.9	5.8	0.0
91 - 180	2.5	5.7	0.4
181 - 397	1.8	2.6	6.9
Weighted Average Maturity
	7/31/06	1/31/06	7/31/05
Fidelity Massachusetts AMT Tax-Free Money Market Fund	15 Days	24 Days	27 Days
Massachusetts Tax-Free Money Market Funds Average *	15 Days	24 Days	25 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
Variable Rate Demand Notes (VRDNs) 85.9%	Variable Rate Demand Notes (VRDNs) 81.8%
Commercial Paper (including CP Mode) 5.9%	Commercial Paper (including CP Mode) 2.9%
Tender Bonds 1.3%	Tender Bonds 3.0%
Municipal Notes 3.0%	Municipal Notes 6.6%
Fidelity Tax-Free Cash Central Fund 1.5%	Fidelity Tax-Free Cash Central Fund 0.4%
Other Investments 1.3%	Other Investments 2.3%
Net Other Assets 1.1%	Net Other Assets 3.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
Massachusetts - 87.6%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 05 34, 3.67% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	$ 13,395,000	$ 13,395,000
Bedford BAN 4.25% 5/24/07	7,685,000	7,715,178
Cohasset Gen. Oblig. BAN 4% 8/11/06	11,657,187	11,660,630
Eclipse Fdg. Trust Participating VRDN Series Solar 06 108, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,385,000	3,385,000
Macon Trust Pooled Variable Ctfs. Participating VRDN Series MACN 06 I, 3.67% (Liquidity Facility Bank of America NA) (a)(d)	10,890,000	10,890,000
Massachusetts Bay Trans. Auth.:
Bonds Series Putters 1062, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	12,200,000	12,200,000
Participating VRDN:
Series EGL 04 24, Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	2,800,000	2,800,000
Series EGL 04 31 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series EGL 99 2101, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,645,000	4,645,000
Series Merlots 00 H, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,400,000	8,400,000
Series PT 2250, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,300,000	6,300,000
Series TOC 04 D, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	2,200,000	2,200,000
Series 1999, 3.7% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,800,000	1,800,000
3.61% (Liquidity Facility WestLB AG), VRDN (a)	10,000,000	10,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series EGL 04 4 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	9,285,000	9,285,000
Series PT 1580, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,430,000	9,430,000
Series PT 2459, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	8,700,000	8,700,000
Series PT 2581, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	46,820,000	46,819,999
Series PT 2625, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,800,000	5,800,000
Series ROC II R 7026, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	11,405,000	11,405,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	$ 13,000,000	$ 13,000,000
Series MACN 06 P, 3.67% (Liquidity Facility Bank of America NA) (a)(d)	5,100,000	5,100,000
Series MS 974, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	2,781,500	2,781,500
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.69%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,800,000	3,800,000
(Boston Renaissance Charter School Proj.) 3.64%, LOC Fleet Nat'l. Bank, VRDN (a)	8,700,000	8,700,000
(Boston Univ. Proj.):
Series R1, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	23,850,000	23,850,000
Series R3, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	14,000,000	14,000,000
(City Year Proj.) 3.62%, LOC Bank of America NA, VRDN (a)	8,900,000	8,900,000
(Draper Lab. Issue Proj.) Series 2000, 3.62% (MBIA Insured), VRDN (a)	37,795,000	37,795,000
(Eaglebrook School Proj.) 3.62%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Ed. Lawrence Academy Proj.) Series A, 3.62%, LOC Bank of America NA, VRDN (a)	3,585,000	3,585,000
(Edgewood Retirement Proj.) Series A, 3.7%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,000,000	5,000,000
(Lasell Village, Inc. Proj.) 3.62%, LOC Fleet Nat'l. Bank, VRDN (a)	6,785,000	6,785,000
(Masonic Nursing Home, Inc. Proj.) 3.68%, LOC Citizens Bank of Massachusetts, VRDN (a)	9,860,000	9,860,000
(Saint Mark's School Proj.) 3.65%, LOC Fleet Nat'l. Bank, VRDN (a)	7,860,000	7,860,000
(Sherburne Commons, Inc. Proj.) 3.64%, LOC Comerica Bank, Detroit, VRDN (a)	3,400,000	3,400,000
(Simmons College Proj.) Series G, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	24,430,000	24,430,000
(Thayer Academy Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (a)	14,670,000	14,670,000
(WGBH Edl. Foundation Proj.) Series 2006 A, 3.65% (AMBAC Insured), VRDN (a)	7,000,000	7,000,000
Series 2001, 3.63% 9/13/06, LOC JPMorgan Chase Bank, CP	7,517,000	7,517,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
3.49% 9/7/06, LOC Fleet Nat'l. Bank, CP	$ 7,000,000	$ 7,000,000
Massachusetts Gen. Oblig.:
Bonds Series 2006 C, 5% 5/1/07 (CIFG North America Insured)	20,605,000	20,811,531
Participating VRDN:
Series AAB 00 18, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	4,600,000	4,600,000
Series AAB 02 18, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	4,500,000	4,500,000
Series EGL 00 2102, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500,000	2,500,000
Series EGL 01 2104, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,690,000	4,690,000
Series EGL 01 2105, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	11,700,000	11,700,000
Series EGL 04 3 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	6,200,000	6,200,000
Series Merlots 04 B12, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,185,000	2,185,000
Series Merlots 06 B7, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	10,000,000	10,000,000
Series MS 01 535, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	5,400,000	5,400,000
Series MS 1015, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	3,000,000	3,000,000
Series MS 1186, 3.67% (Liquidity Facility Rabobank Nederland Coop. Central) (a)(d)	5,500,000	5,500,000
Series MS 1279, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	5,250,000	5,250,000
Series MS 903, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	6,500,000	6,500,000
Series PT 1281, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000,000	3,000,000
Series PT 1945, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,820,000	3,820,000
Series PT 2226, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,500,000	1,500,000
Series PT 2279, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,290,000	5,290,000
Series PT 2299, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,165,000	5,165,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 2332, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$ 5,435,000	$ 5,435,000
Series PT 2367, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,490,000	5,490,000
Series PT 2426, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	4,800,000	4,800,000
Series PT 2618, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000,000	10,000,000
Series PT 2623, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,305,000	7,305,000
Series PT 3202, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,295,000	6,295,000
Series PT 3222, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	17,980,000	17,980,000
Series PT 3381, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,805,000	6,805,000
Series PT 3544, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,485,000	8,485,000
Series PT 391, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	12,130,000	12,130,000
Series PT 921, 3.66% (Liquidity Facility BNP Paribas SA) (a)(d)	5,430,000	5,430,000
Series PT 983, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(d)	7,395,000	7,395,000
Series PT 987, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(d)	8,140,000	8,140,000
Series Putters 301, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,635,000	4,635,000
Series ROC II R102, 3.68% (Liquidity Facility Citibank NA) (a)(d)	4,865,000	4,865,000
Series SG 126, 3.66% (Liquidity Facility Societe Generale) (a)(d)	3,255,000	3,255,000
Series Stars 100, 3.66% (Liquidity Facility BNP Paribas SA) (a)(d)	7,730,000	7,730,000
Series TOC 05 BB, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(d)	8,000,000	8,000,000
(Central Artery Proj.) Series 2000 A, 3.65% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	17,425,000	17,425,000
Series 1997 B, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	21,535,000	21,535,000
Series 1998 A, 3.61% (Liquidity Facility WestLB AG), VRDN (a)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1998 B, 3.61% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	$ 18,800,000	$ 18,800,000
Series 2001 B, 3.62% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	30,210,000	30,210,000
Series 2001 C, 3.62% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,200,000	3,200,000
Series 2005 A, 3.63% (Liquidity Facility Citibank NA), VRDN (a)	25,000,000	25,000,000
Series H, 3.64% 9/5/06 (Liquidity Facility Bank of Nova Scotia, New York Agcy.), CP	3,900,000	3,900,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	12,200,000	12,200,000
Series EGL 03 18 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	9,995,000	9,995,000
Series Merlots 00 T, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,575,000	1,575,000
Series Merlots 00 WW, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,000,000	9,000,000
Series Merlots 97 Y, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,435,000	4,435,000
Series PA 595R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series PA 973R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,300,000	3,300,000
Series PT 2664, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,045,000	7,045,000
Series PT 2665, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,625,000	9,625,000
Series PT 2872, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,960,000	6,960,000
Series PT 904, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	10,900,000	10,900,000
Series SGB 42, 3.68% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
(Bentley College Proj.) Series K, 3.62%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Boston Univ. Proj.) Series 2001 Q1, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	11,100,000	11,100,000
(Children's Hosp. Proj.):
Series L-1, 3.6% (AMBAC Insured), VRDN (a)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Children's Hosp. Proj.):
Series L-2, 3.64% (AMBAC Insured), VRDN (a)	$ 7,000,000	$ 7,000,000
(Fairview Extended Care Proj.) Series B, 3.62%, LOC Fleet Bank NA, VRDN (a)	15,705,000	15,705,000
(Harvard Vanguard Med. Associates Proj.) 3.61%, LOC Bank of America NA, VRDN (a)	2,530,000	2,530,000
(Home for Little Wanderers Proj.) Series B, 3.66%, LOC Citizens Bank of Massachusetts, VRDN (a)	4,345,000	4,345,000
(Partners HealthCare Sys., Inc. Proj.):
Series P1, 3.63% (FSA Insured), VRDN (a)	8,000,000	8,000,000
Series P2, 3.61% (FSA Insured), VRDN (a)	26,950,000	26,950,000
(Simmons College Proj.) Series E, 3.64% (AMBAC Insured), VRDN (a)	2,120,000	2,120,000
Series B, 3.64%, LOC Citizens Bank of Massachusetts, VRDN (a)	8,110,000	8,110,000
3.55% 9/8/06, CP	12,000,000	12,000,000
3.58% 8/4/06, CP	11,000,000	11,000,000
3.58% 8/16/06, CP	15,000,000	15,000,000
3.7% 11/9/06, CP	26,900,000	26,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Participating VRDN Series Merlots H, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	8,375,000	8,375,000
Series 2003 F, 3.61% (FSA Insured), VRDN (a)	30,225,000	30,225,000
Massachusetts Indl. Fin. Agcy. Rev.:
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	2,000,000	2,000,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.66%, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Series 1994 B, 3.66%, LOC Bank of America NA, VRDN (a)	3,900,000	3,900,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.65%, LOC Bank of America NA, VRDN (a)	3,680,000	3,680,000
(Youville Place Proj.) Series 1996, 3.7% (AMBAC Insured), VRDN (a)	3,800,000	3,800,000
Massachusetts Port Auth. Rev.:
Bonds Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	1,760,000	1,760,000
Participating VRDN:
Series PA 599R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,850,000	4,850,000
Series Putters 893, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,395,000	12,395,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A:
3.55% 9/8/06, LOC WestLB AG, CP	$ 3,000,000	$ 3,000,000
3.6% 9/8/06, LOC WestLB AG, CP	1,000,000	1,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 7050070 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
Series PT 3105, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,325,000	6,325,000
Series Putters 1430, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,250,000	10,250,000
Series ROC II R414, 3.68% (Liquidity Facility Citibank NA) (a)(d)	2,605,000	2,605,000
3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,640,000	9,640,000
3.67% (Liquidity Facility Morgan Stanley) (a)(d)	8,275,000	8,275,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	2,015,000	2,015,000
Series MACN 05 K, 3.67% (Liquidity Facility Bank of America NA) (a)(d)	7,000,000	7,000,000
Series PT 3058, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	19,000,000	19,000,000
3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	7,000,000	7,000,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series SG 124, 3.66% (Liquidity Facility Societe Generale) (a)(d)	16,985,000	16,985,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 581R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	19,885,000	19,885,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	5,860,000	5,860,000
Participating VRDN:
Series Putters 578, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	4,975,000	4,975,000
Series Putters 867T, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,830,000	3,830,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,070,000	5,070,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN: - continued
Series SGA 87, 3.68% (Liquidity Facility Societe Generale) (a)(d)	$ 15,000,000	$ 15,000,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
Series AAB 05 10, 3.67% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,500,000	5,500,000
Series EGL 02 2101, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	4,600,000	4,600,000
Series EGL 06 35 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(d)	7,300,000	7,300,000
Series EGL 7050015 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	7,000,000	7,000,000
Series MS 04 1038, 3.67% (Liquidity Facility Morgan Stanley) (a)(d)	8,870,000	8,870,000
Series Putters 826, 3.67% (Liquidity Facility Dresdner Bank AG) (a)(d)	3,335,000	3,335,000
Series ROC II R252, 3.68% (Liquidity Facility Citibank NA) (a)(d)	6,585,000	6,585,000
Series 1995, 3.58% 8/8/06, LOC Bayerische Landesbank Girozentrale, CP	2,600,000	2,600,000
Series 1997 B, 3.63% (AMBAC Insured), VRDN (a)	13,655,000	13,655,000
Series 1998 D, 3.63% (FGIC Insured), VRDN (a)	11,325,000	11,325,000
Series 2000 B, 3.63% (FGIC Insured), VRDN (a)	9,255,000	9,255,000
Series 2000 C, 3.63% (FGIC Insured), VRDN (a)	2,125,000	2,125,000
Series 2001 A, 3.62% (FGIC Insured), VRDN (a)	5,455,000	5,455,000
3.62% 9/15/06, LOC Bayerische Landesbank Girozentrale, CP	7,000,000	7,000,000
Melrose Gen. Oblig. BAN 4% 8/10/06	8,200,000	8,202,141
Northborough-Southboro Reg'l. School District BAN 4.5% 10/26/06	62,784	62,988
Route 3 North Trans. Impt. Assoc. Lease Rev. Participating VRDN:
Series AAB 00 14, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	6,535,000	6,535,000
Series EGL 01 2101, 3.69% (Liquidity Facility Citibank NA, New York) (a)(d)	2,200,000	2,200,000
Somerville BAN 4% 8/18/06	7,425,000	7,425,876
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Participating VRDN Series ROC II 2038, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(d)	$ 5,095,000	$ 5,095,000
Series 1, 3.63% (AMBAC Insured), VRDN (a)	26,530,000	26,530,000
Waltham Gen. Oblig. BAN 4.5% 11/15/06	6,400,000	6,422,304
Wareham BAN 4% 12/15/06	7,214,000	7,227,135
		1,433,021,282
Puerto Rico - 9.8%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series LB 05 F2, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	12,800,000	12,800,000
Series Merlots 01 A107, 3.66% (Liquidity Facility Bank of New York, New York) (a)(d)	24,505,000	24,505,000
Series MS 975, 3.64% (Liquidity Facility Morgan Stanley) (a)(d)	3,110,000	3,110,000
Series MT 218, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,300,000	5,300,000
Series MT 231, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,000,000	4,000,000
Series MT 251, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,000,000	9,000,000
Series PA 620, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,450,000	1,450,000
Series ROC II R185, 3.66% (Liquidity Facility Citibank NA) (a)(d)	4,000,000	4,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.64% (Liquidity Facility Bank of America NA) (a)(d)	3,700,000	3,700,000
Series MACN 06 H, 3.64% (Liquidity Facility Bank of America NA) (a)(d)	5,475,000	5,475,000
Series MACN 06 M, 3.64% (Liquidity Facility Bank of America NA) (a)(d)	3,005,000	3,005,000
Series MACN 06 R, 3.64% (Liquidity Facility Bank of America NA) (a)(d)	7,500,000	7,500,000
Series ROC II 99 2, 3.66% (Liquidity Facility Citibank NA) (a)(d)	1,500,000	1,500,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Merlots 00 A15, 3.66% (Liquidity Facility Wachovia Bank NA) (a)(d)	14,290,000	14,290,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series EGL 06 102 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(d)	$ 8,000,000	$ 8,000,000
Series Merlots B03, 3.66% (Liquidity Facility Wachovia Bank NA) (a)(d)	10,245,000	10,245,000
Series MS 1276, 3.64% (Liquidity Facility Morgan Stanley) (a)(d)	6,700,000	6,700,000
Series PA 1044, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,745,000	8,745,000
Series PA 1364, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,200,000	1,200,000
Series PA 561, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000,000	2,000,000
Series PT 2636, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,015,000	5,015,000
Series PT 3398, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,445,000	8,445,000
Series SGA 43, 3.62% (Liquidity Facility Societe Generale) (a)(d)	9,700,000	9,700,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 3.7%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,100,000	1,100,000
		160,785,000
	Shares
Other - 1.5%
Fidelity Tax-Free Cash Central Fund, 3.64% (b)(c)	23,750,600	23,750,600
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,617,556,882)		1,617,556,882
NET OTHER ASSETS - 1.1%		17,327,923
NET ASSETS - 100%		$ 1,634,884,805
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,820,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series Putters 1062, 3.6%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	9/7/05	$ 12,200,000
Massachusetts Port Auth. Rev. Bonds Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	3/16/06	$ 1,760,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 5,860,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 88,885
Income Tax Information
At January 31, 2006, the fund had a capital loss carryforward of approximately $64,300 all of which will expire on January 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,593,806,282)	$ 1,593,806,282
Affiliated Central Funds (cost $23,750,600)	23,750,600
Total Investments (cost $1,617,556,882)		$ 1,617,556,882
Cash		8,784,922
Receivable for investments sold		1,739
Receivable for fund shares sold		6,257,525
Interest receivable		10,962,912
Receivable from investment adviser for expense reductions		31,667
Other receivables		227,141
Total assets		1,643,822,788

Liabilities
Payable for investments purchased	$ 5,100,000
Payable for fund shares redeemed	2,692,554
Distributions payable	568,719
Accrued management fee	574,762
Other affiliated payables	976
Other payables and accrued expenses	972
Total liabilities		8,937,983

Net Assets		$ 1,634,884,805
Net Assets consist of:
Paid in capital		$ 1,634,495,344
Undistributed net investment income		1,842
Accumulated undistributed net realized gain (loss) on investments		387,619
Net Assets, for 1,634,168,798 shares outstanding		$ 1,634,884,805
Net Asset Value, offering price and redemption price per share ($1,634,884,805 ÷ 1,634,168,798 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 23,924,602
Income from affiliated Central Funds		88,885
Total income		24,013,487

Expenses
Management fee	$ 3,132,051
Independent trustees' compensation	2,712
Total expenses before reductions	3,134,763
Expense reductions	(883,830)	2,250,933
Net investment income		21,762,554
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		331,245
Net increase in net assets resulting from operations		$ 22,093,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,762,554	$ 26,675,753
Net realized gain (loss)	331,245	(64,707)
Net increase in net assets resulting from operations	22,093,799	26,611,046
Distributions to shareholders from net investment income	(21,759,553)	(26,675,309)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	720,165,028	1,199,435,944
Reinvestment of distributions	19,241,038	23,862,563
Cost of shares redeemed	(493,372,355)	(821,685,519)
Net increase (decrease) in net assets and shares resulting from share transactions	246,033,711	401,612,988
Total increase (decrease) in net assets	246,367,957	401,548,725

Net Assets
Beginning of period	1,388,516,848	986,968,123
End of period (including undistributed net investment income of $1,842 and distributions in excess of net investment income of $1,159, respectively)	$ 1,634,884,805	$ 1,388,516,848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.015	.022	.009	.007	.011	.023
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.015	.022	.009	.007	.011	.023
Distributions from net investment income	(.015)	(.022)	(.009)	(.007)	(.011)	(.023)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	(.015)	(.022)	(.009)	(.007)	(.011)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.50%	2.19%	.95%	.69%	1.11%	2.28%
Ratios to Average Net Assets E
Expenses before reductions	.43% A	.43%	.43%	.43%	.43%	.48%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40%	.40%	.47%
Expenses net of all reductions	.31% A	.32%	.38%	.39%	.37%	.43%
Net investment income	3.01% A	2.20%	.90%	.68%	1.11%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,634,885	$ 1,388,517	$ 986,968	$ 999,019	$ 1,031,989	$ 1,049,434

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 7/31/06	% of fund's investments 1/31/06	% of fund's investments 7/31/05
0 - 30	95.3	88.2	92.8
31 - 90	3.2	4.6	1.4
91 - 180	1.0	3.7	0.4
181 - 397	0.5	3.5	5.4
Weighted Average Maturity
	7/31/06	1/31/06	7/31/05
Fidelity Massachusetts Municipal Money Market Fund	11 Days	23 Days	23 Days
Massachusetts Tax-Free Money Market Funds Average *	15 Days	24 Days	25 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
Variable Rate Demand Notes (VRDNs) 86.1%	Variable Rate Demand Notes (VRDNs) 80.7%
Commercial Paper (including CP Mode) 3.5%	Commercial Paper (including CP Mode) 3.1%
Tender Bonds 1.6%	Tender Bonds 1.3%
Municipal Notes 2.7%	Municipal Notes 6.1%
Fidelity Municipal Cash Central Fund 2.3%	Fidelity Municipal Cash Central Fund 2.7%
Other Investments 0.7%	Other Investments 1.7%
Net Other Assets 3.1%	Net Other Assets 4.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.9%
	Principal Amount	Value (Note 1)
Massachusetts - 88.6%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series AAB 00 2, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	$ 15,360,000	$ 15,360,000
Bedford BAN 4.5% 7/27/07	20,000,000	20,136,681
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 3.69%, LOC Fleet Bank NA, VRDN (a)(d)	3,490,000	3,490,000
Boston Wtr. & Swr. Commission Rev. Participating VRDN:
Series MS 00 434, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	5,530,000	5,530,000
Series SG 75, 3.66% (Liquidity Facility Societe Generale) (a)(e)	13,480,000	13,480,000
Chicopee Gen. Oblig. BAN 4.4% 8/15/06	15,110,000	15,116,616
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 36, 3.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	11,835,000	11,835,000
Dudley Charlton Reg'l. School District Participating VRDN Series PA 521, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,675,000	5,675,000
Eclipse Fdg. Trust Participating VRDN Series Solar 06 86, 3.66% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	5,000,000	5,000,000
Haverhill Gen. Oblig. BAN:
4.5% 9/29/06	6,500,000	6,509,724
4.5% 12/15/06	7,000,000	7,023,507
Hull Gen. Oblig. BAN:
Series A, 4.5% 7/13/07	3,299,379	3,318,635
Series B, 4% 11/1/06	7,288,670	7,292,206
Lowell Gen. Oblig. BAN 4.25% 9/22/06	5,023,000	5,026,141
Massachusetts Bay Trans. Auth.:
Bonds Series ROC II R6522, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA) (a)(e)(f)	10,435,000	10,435,000
Participating VRDN:
Series EGL 04 24, Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	10,070,000	10,070,000
Series EGL 99 2101, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	12,600,000	12,600,000
Series Merlots 00 H, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	24,930,000	24,930,000
Series MS 00 431, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	1,895,000	1,895,000
Series MS 98 107, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	5,565,000	5,565,000
Series PA 675, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,670,000	4,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Bay Trans. Auth.: - continued
Participating VRDN:
Series PT 3149, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,090,000	$ 10,090,000
Series TOC 04 D, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	7,800,000	7,800,000
3.61% (Liquidity Facility WestLB AG), VRDN (a)	10,000,000	10,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DB 163, 3.66% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,530,000	5,530,000
Series DB 183, 3.66% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,485,000	8,485,000
Series EGL 04 4 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	9,000,000	9,000,000
Series MACN 05 E, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	7,600,000	7,600,000
Series MS 01 723, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	34,260,000	34,260,000
Series MS 1195, 3.68% (Liquidity Facility Morgan Stanley) (a)(e)	9,915,000	9,915,000
Series PT 1580, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,000,000	10,000,000
Series PT 2459, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	37,705,000	37,705,000
Series PT 2581, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	136,800,000	136,800,000
Series PT 2625, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,030,000	16,030,000
Series Putters 1387, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,590,000	6,590,000
Series Putters 733T, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,125,000	10,125,000
Series ROC II R1034, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	8,005,000	8,005,000
Massachusetts College Bldg. Auth. Proj. Rev. Participating VRDN:
Series Merlots 00 B11, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,120,000	8,120,000
Series PT 2077, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,205,000	5,205,000
Massachusetts Dev. Fin. Agcy. Assisted Living Facility Rev. (Whalers Cove Proj.) Series 2001 A, 3.7%, LOC Wachovia Bank NA, VRDN (a)(d)	3,250,000	3,250,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 3.65%, LOC Bank of America NA, VRDN (a)(d)	$ 3,500,000	$ 3,500,000
(Monkiewicz Realty Trust Proj.) 3.67%, LOC Fleet Bank NA, VRDN (a)(d)	5,060,000	5,060,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apartments Proj.) Series A, 3.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	8,000,000	8,000,000
(Casco Crossing Proj.) 3.71%, LOC Fannie Mae, VRDN (a)(d)	13,000,000	13,000,000
(Georgetown Village Apts. Proj.) 3.71%, LOC Fannie Mae, VRDN (a)(d)	9,850,000	9,850,000
(Salem Heights Apts. Proj.) Series A, 3.64%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	17,000,000	17,000,000
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. (Waste Mgmt., Inc. Proj.) Series 1999, 3.69%, LOC SunTrust Banks, Inc., VRDN (a)(d)	4,500,000	4,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053024 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	20,835,000	20,835,000
Series LB 05 K10, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	21,930,000	21,930,000
Series MACN 05 J, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	17,195,000	17,195,000
Series MACN 06 P, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	8,760,000	8,760,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 3.69%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,990,000	6,990,000
(Beaver Country Day School Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (a)	6,400,000	6,400,000
(Boston Renaissance Charter School Proj.) 3.64%, LOC Fleet Nat'l. Bank, VRDN (a)	13,090,000	13,090,000
(Boston Univ. Proj.):
Series R2, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (a)	25,125,000	25,125,000
Series R3, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	20,810,000	20,810,000
(Edgewood Retirement Proj.) Series A, 3.7%, LOC Lloyds TSB Bank PLC, VRDN (a)	10,745,000	10,745,000
(Neighborhood House Charter Proj.) Series A, 3.64%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.) 3.64%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Newton Country Day School Proj.) 3.65%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 7,770,000	$ 7,770,000
(Sherburne Commons, Inc. Proj.) 3.64%, LOC Comerica Bank, Detroit, VRDN (a)	24,100,000	24,100,000
(The Rivers School Proj.) 3.65%, LOC Citizens Bank of Massachusetts, VRDN (a)	7,000,000	7,000,000
(Third Sector New England, Inc. Proj.) Series A, 3.64%, LOC Fleet Nat'l. Bank, VRDN (a)	17,700,000	17,700,000
(WGBH Edl. Foundation Proj.):
Series 2005 A, 3.65% (AMBAC Insured), VRDN (a)	20,000,000	20,000,000
Series 2006 A, 3.65% (AMBAC Insured), VRDN (a)	37,555,000	37,555,000
Series B, 3.65% (AMBAC Insured), VRDN (a)	28,300,000	28,300,000
(YMCA of Greater Boston Proj.):
Series A, 3.65%, LOC Citizens Bank of Massachusetts, VRDN (a)	26,065,000	26,065,000
Series B, 3.65%, LOC Citizens Bank of Massachusetts, VRDN (a)	5,000,000	5,000,000
Series 2001, 3.63% 9/13/06, LOC JPMorgan Chase Bank, CP	14,340,000	14,340,000
Series A, 3.65%, LOC Fleet Nat'l. Bank, VRDN (a)	13,000,000	13,000,000
3.48% 8/2/06, LOC Fleet Nat'l. Bank, CP	7,256,000	7,256,000
3.66%, LOC Key Bank NA, VRDN (a)	14,000,000	14,000,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 3.74%, LOC JPMorgan Chase Bank, VRDN (a)(d)	10,000,000	10,000,000
Massachusetts Fed. Hwy. Participating VRDN Series PT 393, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	8,010,000	8,010,000
Massachusetts Gen. Oblig.:
Bonds:
Series PT 2289, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	11,260,000	11,260,000
Series ROC II 4526, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(e)(f)	5,125,000	5,125,000
Participating VRDN:
Series AAB 00 18, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	14,740,000	14,740,000
Series AAB 02 18, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	14,375,000	14,375,000
Series BA 01 O, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	2,785,000	2,785,000
Series BA 02 C, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	3,490,000	3,490,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 00 2102, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 7,400,000	$ 7,400,000
Series EGL 01 2104, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	16,100,000	16,100,000
Series EGL 01 2105, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	14,585,000	14,585,000
Series EGL 02 6008 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	7,860,000	7,860,000
Series EGL 04 3 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	23,635,000	23,635,000
Series IXIS 04 9, 3.68% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	34,035,000	34,035,000
Series LB 06 K16, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	5,825,000	5,825,000
Series MACN 05 C, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	3,950,000	3,950,000
Series Merlots 04 B12, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,645,000	10,645,000
Series Merlots 06 B8, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	15,000,000	15,000,000
Series MS 01 535, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	19,947,000	19,947,000
Series MS 01 574, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	6,395,000	6,395,000
Series MS 01 785 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	8,795,000	8,795,000
Series MS 1015, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	7,150,500	7,150,500
Series MS 1186, 3.67% (Liquidity Facility Rabobank Nederland Coop. Central) (a)(e)	16,295,000	16,295,000
Series MS 1279, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	5,170,000	5,170,000
Series MS 903, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	1,495,000	1,495,000
Series MT 127, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	5,495,000	5,495,000
Series PA 1059, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,900,000	4,900,000
Series PA 945R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 993R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,505,000	3,505,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 1390, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 10,120,000	$ 10,120,000
Series PT 1609, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,030,000	10,030,000
Series PT 1611, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,670,000	15,670,000
Series PT 1618, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,035,000	8,035,000
Series PT 1802, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,945,000	4,945,000
Series PT 1811, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,660,000	5,660,000
Series PT 1945, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,265,000	11,265,000
Series PT 2008, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,035,000	11,035,000
Series PT 2015, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	11,130,000	11,130,000
Series PT 2073, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,635,000	2,635,000
Series PT 2118, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,455,000	10,455,000
Series PT 2226, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	19,825,000	19,825,000
Series PT 2252, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	11,335,000	11,335,000
Series PT 2421, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	26,370,000	26,370,000
Series PT 2426, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	21,755,000	21,755,000
Series PT 2427, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	6,780,000	6,780,000
Series PT 3202, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	19,960,000	19,960,000
Series PT 3222, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,865,000	2,865,000
Series PT 3379, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	39,585,000	39,585,000
Series PT 3381, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	25,000,000	25,000,000
Series PT 3423, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	15,460,000	15,460,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series PT 3741, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 9,720,000	$ 9,720,000
Series PT 921, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	18,700,000	18,700,000
Series PT 983, 3.66% (Liquidity Facility DEPFA BANK PLC) (a)(e)	25,800,000	25,800,000
Series Putters 300, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	24,155,000	24,155,000
Series Putters 301, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	19,380,000	19,380,000
Series Putters 317, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	13,125,000	13,125,000
Series Putters 340, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	6,390,000	6,390,000
Series Putters 343, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	7,805,000	7,805,000
Series Putters 402, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	29,940,000	29,940,000
Series Putters 571, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	10,390,000	10,390,000
Series Putters 627, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,075,000	5,075,000
Series Putters 794, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,430,000	5,430,000
Series ROC II R191, 3.68% (Liquidity Facility Citibank NA) (a)(e)	5,995,000	5,995,000
Series ROC II R2042, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,125,000	5,125,000
Series ROC II R6050, 3.68% (Liquidity Facility Citibank NA) (a)(e)	8,785,000	8,785,000
Series ROC II RR 587, 3.68% (Liquidity Facility Citibank NA) (a)(e)	5,000,000	5,000,000
Series TOC 05 B, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	20,000,000	20,000,000
Series TOC 05 C, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	9,900,000	9,900,000
(Central Artery Proj.) Series 2000 A, 3.65% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	17,970,000	17,970,000
Series 1997 B, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,835,000	25,835,000
Series 1998 A, 3.61% (Liquidity Facility WestLB AG), VRDN (a)	81,125,000	81,125,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 1998 B, 3.61% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	$ 43,210,000	$ 43,210,000
Series 2001 B, 3.62% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	97,475,000	97,475,000
Series 2001 C, 3.62% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	41,540,000	41,540,000
Series 2005 A, 3.63% (Liquidity Facility Citibank NA), VRDN (a)	5,000,000	5,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 01 834, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	28,300,000	28,300,000
Series BA 02 D, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	10,505,000	10,505,000
Series CRVS 06 1001, 3.66% (Liquidity Facility Bank of New York, New York) (a)(e)	7,500,000	7,500,000
Series EGL 03 9 Class A, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series EGL 04 13 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	9,100,000	9,100,000
Series EGL 7050044 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	11,325,000	11,325,000
Series LB 05 F5, 3.7% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,620,000	6,620,000
Series Merlots 00 T, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,965,000	3,965,000
Series Merlots 00 WW, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	27,905,000	27,905,000
Series Merlots 97 Y, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,500,000	6,500,000
Series MS 01 587, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	11,625,500	11,625,500
Series MS 1123, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	15,745,000	15,745,000
Series PA 1385, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,615,000	2,615,000
Series PA 595R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,155,000	4,155,000
Series PA 973R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,195,000	9,195,000
Series PT 2256, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,340,000	9,340,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 904, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	$ 27,415,000	$ 27,415,000
Series ROC II R294, 3.68% (Liquidity Facility Citibank NA) (a)(e)	4,995,000	4,995,000
Series SGB 42, 3.68% (Liquidity Facility Societe Generale) (a)(e)	27,080,000	27,080,000
(Bentley College Proj.) Series K, 3.62%, LOC Bank of America NA, VRDN (a)	22,600,000	22,600,000
(Boston Univ. Proj.) Series 2001 Q1, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (a)	4,690,000	4,690,000
(Children's Hosp. Proj.):
Series L-1, 3.6% (AMBAC Insured), VRDN (a)	17,650,000	17,650,000
Series L-2, 3.64% (AMBAC Insured), VRDN (a)	13,000,000	13,000,000
(Fairview Extended Care Proj.) Series B, 3.62%, LOC Fleet Bank NA, VRDN (a)	4,015,000	4,015,000
(Harvard Vanguard Med. Associates Proj.) 3.61%, LOC Bank of America NA, VRDN (a)	12,150,000	12,150,000
(Pooled Ln. Prog.) Series M-3C, 3.64%, LOC Citizens Bank of Massachusetts, VRDN (a)	14,610,000	14,610,000
(Williams College Proj.) Series E, 3.62%, VRDN (a)	6,700,000	6,700,000
(Winchester Hosp. Proj.):
Series F, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)	15,170,000	15,170,000
Series G, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)	4,885,000	4,885,000
3.55% 9/8/06, CP	33,500,000	33,500,000
3.58% 8/4/06, CP	33,262,000	33,262,000
Massachusetts Hsg. Fin. Agcy.:
(Princeton Crossing LP Proj.) Series 1996, 3.67%, LOC Fannie Mae, VRDN (a)(d)	18,900,000	18,900,000
Series A, 3.66% (FSA Insured), VRDN (a)(d)	7,900,000	7,900,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2005 X, 3.3% 8/1/06 (d)	25,000,000	25,000,000
Participating VRDN:
Series LB 05 L27, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)(e)	14,430,000	14,430,000
Series Merlots H, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	19,000,000	19,000,000
Series ROC II R421, 3.71% (Liquidity Facility Citibank NA) (a)(d)(e)	4,600,000	4,600,000
Series 2003 F, 3.61% (FSA Insured), VRDN (a)	30,900,000	30,900,000
Series 2006 A, 3.64% (FSA Insured), VRDN (a)(d)	12,000,000	12,000,000
Series 88, 3.64% (FSA Insured), VRDN (a)(d)	8,305,000	8,305,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 3.65%, LOC Fleet Bank NA, VRDN (a)(d)	$ 2,000,000	$ 2,000,000
(Abbott Box Co. Proj.) Series 1997, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	2,115,000	2,115,000
(Barbour Corp. Proj.) Series 1998, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,325,000	4,325,000
(BBB Esq. LLC Proj.) Series 1996, 3.65%, LOC Fleet Bank NA, VRDN (a)(d)	1,400,000	1,400,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,750,000	1,750,000
(Brady Enterprises Proj.) Series 1996, 3.67%, LOC Bank of America NA, VRDN (a)(d)	2,250,000	2,250,000
(Decas Cranberry Proj.) Series 1997, 3.67%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	4,125,000	4,125,000
(Heat Fab, Inc. Proj.) Series 1996, 3.68%, LOC Bank of America NA, VRDN (a)(d)	3,035,000	3,035,000
(Interpolymer Corp. Proj.) Series 1992, 3.65%, LOC Fleet Bank NA, VRDN (a)(d)	1,600,000	1,600,000
(Riverdale Mills Corp. Proj.) Series 1995, 3.65%, LOC Fleet Bank NA, VRDN (a)(d)	2,300,000	2,300,000
(United Plastics Proj.) Series 1997, 3.67%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(d)	2,555,000	2,555,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/06	6,000,000	6,000,000
(Goddard House Proj.) 3.69%, LOC Fleet Bank NA, VRDN (a)	10,000,000	10,000,000
(Heritage at Dartmouth Proj.) Series 1996, 3.67%, LOC Fleet Bank NA, VRDN (a)(d)	4,550,000	4,550,000
(JHC Assisted Living Corp. Proj.) Series 1998 A, 3.64%, LOC SunTrust Banks, Inc., VRDN (a)	3,295,000	3,295,000
(Mary Ann Morse Nursing Home Proj.):
Series 1994 A, 3.66%, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
Series 1994 B, 3.66%, LOC Bank of America NA, VRDN (a)	5,600,000	5,600,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 3.65%, LOC Bank of America NA, VRDN (a)	2,865,000	2,865,000
(Youville Place Proj.) Series 1996, 3.7% (AMBAC Insured), VRDN (a)	4,600,000	4,600,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Participating VRDN Series MS 01 674, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	23,960,000	23,960,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Port Auth. Rev.:
Bonds:
Series Putters 892, 3.51%, tender 8/3/06 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	$ 10,265,000	$ 10,265,000
Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	3,520,000	3,520,000
Series ROC II R2031, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.) (a)(e)(f)	7,310,000	7,310,000
Participating VRDN:
Series Merlots 00 Q, 3.83% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	21,345,000	21,345,000
Series PA 592, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,850,000	4,850,000
Series PA 600R, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,850,000	4,850,000
Series PT 895, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	5,930,000	5,930,000
Series SGA 64, 3.71% (Liquidity Facility Societe Generale) (a)(d)(e)	8,705,000	8,705,000
Series 2003 B:
3.5% 9/8/06, LOC WestLB AG, CP (d)	9,000,000	9,000,000
3.6% 9/7/06, LOC WestLB AG, CP (d)	4,500,000	4,500,000
3.62% 8/25/06, LOC WestLB AG, CP (d)	10,000,000	10,000,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 3.67%, LOC Royal Bank of Scotland Plc, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 06 55 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	6,800,000	6,800,000
Series EGL 06 92 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	13,305,000	13,305,000
Series PT 3105, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,580,000	14,580,000
Series PT 3399, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	25,920,000	25,920,000
Series ROC II R414, 3.68% (Liquidity Facility Citibank NA) (a)(e)	24,000,000	24,000,000
Series TOC 05 L, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	7,200,000	7,200,000
Series TOC 05 R, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	13,845,000	13,845,000
3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,815,000	9,815,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 68,170,000	$ 68,170,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Participating VRDN:
Series EGL 04 25 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	6,015,000	6,015,000
Series MACN 05 K, 3.67% (Liquidity Facility Bank of America NA) (a)(e)	22,700,000	22,700,000
Series Merlots 05 A14, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	17,530,000	17,530,000
Series Merlots B19, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,970,000	4,970,000
Series PT 3058, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	59,675,000	59,675,000
3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	37,320,000	37,320,000
Massachusetts Spl. Oblig. Rev. Participating VRDN:
Series MSTC 7002, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1427, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,025,000	10,025,000
Series PT 2484, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	12,560,000	12,560,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN:
Series MS 00 489, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	11,860,000	11,860,000
Series PA 672, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,840,000	6,840,000
Series PT 135, 3.66% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	24,275,000	24,275,000
Series SG 124, 3.66% (Liquidity Facility Societe Generale) (a)(e)	21,505,000	21,505,000
Massachusetts Tpk. Auth. Tpk. Rev. Participating VRDN Series Putters 140, 3.67% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,405,000	9,405,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France) (a)(e)(f)	21,370,000	21,370,000
Participating VRDN:
Series PT 1990, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,230,000	5,230,000
Series PT 2368, 3.66% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,815,000	7,815,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Participating VRDN:
Series Putters 577, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 10,405,000	$ 10,405,000
Series Putters 578, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	17,925,000	17,925,000
Series ROC II R1027, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	7,900,000	7,900,000
Series ROC II R1036, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	10,120,000	10,120,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN:
Series Merlots 99 N, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,300,000	13,300,000
Series SGA 87, 3.68% (Liquidity Facility Societe Generale) (a)(e)	22,775,000	22,775,000
Massachusetts Wtr. Resources Auth.:
Participating VRDN:
Series 06 97 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	11,645,000	11,645,000
Series AAB 05 10, 3.67% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	16,995,000	16,995,000
Series EGL 00 2103, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	5,600,000	5,600,000
Series EGL 02 2101, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	14,660,000	14,660,000
Series EGL 06 68 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	7,400,000	7,400,000
Series EGL 7050011 Class A, 3.69% (Liquidity Facility Citibank NA) (a)(e)	10,990,000	10,990,000
Series EGL 7050015 Class A, 3.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	26,660,000	26,660,000
Series Merlots 06 A1, 3.68% (Liquidity Facility Wachovia Bank NA) (a)(e)	10,065,000	10,065,000
Series MS 1080, 3.67% (Liquidity Facility Morgan Stanley) (a)(e)	5,770,000	5,770,000
Series PA 637, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,625,000	4,625,000
Series PA 999R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,210,000	5,210,000
Series PT 1382, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,550,000	6,550,000
Series PT 2175, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,580,000	8,580,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Wtr. Resources Auth.: - continued
Participating VRDN:
Series Putters 826, 3.67% (Liquidity Facility Dresdner Bank AG) (a)(e)	$ 12,600,000	$ 12,600,000
Series 1995, 3.58% 8/8/06, LOC Bayerische Landesbank Girozentrale, CP	9,400,000	9,400,000
Series 1998 D, 3.63% (FGIC Insured), VRDN (a)	4,715,000	4,715,000
Series 2000 B, 3.63% (FGIC Insured), VRDN (a)	11,200,000	11,200,000
3.57% 9/7/06, LOC Bayerische Landesbank Girozentrale, CP	13,700,000	13,700,000
3.62% 9/15/06, LOC Bayerische Landesbank Girozentrale, CP	20,000,000	20,000,000
Melrose Gen. Oblig. BAN 4% 8/10/06	26,600,000	26,606,945
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MS 7011, Class A, 3.66% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	5,000,000	5,000,000
Route 3 North Trans. Impt. Assoc. Lease Rev.:
Participating VRDN:
Series AAB 00 14, 3.66% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	19,900,000	19,900,000
Series EGL 01 2101, 3.69% (Liquidity Facility Citibank NA, New York) (a)(e)	7,600,000	7,600,000
Series ROC II R26, 3.68% (Liquidity Facility Citibank NA) (a)(e)	11,285,000	11,285,000
Series B, 3.63% (AMBAC Insured), VRDN (a)	15,325,000	15,325,000
Univ. of Massachusetts Bldg. Auth. Proj. Rev.:
Participating VRDN:
Series ROC II 4044, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	9,490,000	9,490,000
Series ROC II R4555, 3.68% (Liquidity Facility Citigroup, Inc.) (a)(e)	5,950,000	5,950,000
Series 1, 3.63% (AMBAC Insured), VRDN (a)	169,025,000	169,024,999
Waltham Gen. Oblig. BAN 4.5% 11/15/06	19,190,000	19,256,876
Worcester Gen. Oblig. BAN 4.375% 11/10/06	8,105,000	8,121,545
		3,948,899,875
Puerto Rico - 6.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Floater 53G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	11,505,000	11,505,000
Series Merlots 01 A107, 3.66% (Liquidity Facility Bank of New York, New York) (a)(e)	18,895,000	18,895,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN: - continued
Series MS 934, 3.64% (Liquidity Facility Morgan Stanley) (a)(e)	$ 16,525,000	$ 16,525,000
Series MT 218, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,440,000	17,440,000
Series MT 251, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	17,675,000	17,675,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series PA 114, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,800,000	4,800,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 05 N, 3.64% (Liquidity Facility Bank of America NA) (a)(e)	28,325,000	28,325,000
Series MACN 06 H, 3.64% (Liquidity Facility Bank of America NA) (a)(e)	23,945,000	23,945,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series Floaters 06 4, 3.66% (Liquidity Facility BNP Paribas SA) (a)(e)	13,595,000	13,595,000
Series MT 252, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,800,000	8,800,000
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Participating VRDN Series MS 1290, 3.64% (Liquidity Facility Morgan Stanley) (a)(e)	6,120,000	6,120,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 1276, 3.64% (Liquidity Facility Morgan Stanley) (a)(e)	20,536,500	20,536,500
Series PA 1364, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,835,000	12,835,000
Series PA 778R, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,850,000	3,850,000
Puerto Rico Govt. Dev. Bank Participating VRDN:
Series MT 254, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	26,720,000	26,720,000
Series MT 255, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,750,000	10,750,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series PA 645, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,860,000	6,860,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Participating VRDN:
Series MT 195, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 9,165,000	$ 9,165,000
Series MT 206, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,895,000	9,895,000
		268,236,500
	Shares
Other - 2.3%
Fidelity Municipal Cash Central Fund, 3.72% (b)(c)	103,833,913	103,833,913
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $4,320,970,288)		4,320,970,288
NET OTHER ASSETS - 3.1%		136,045,581
NET ASSETS - 100%		$ 4,457,015,869
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $69,285,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Massachusetts Bay Trans. Auth. Bonds Series ROC II R6522, 3.45%, tender 8/10/06 (Liquidity Facility Citibank NA)	9/7/05	$ 10,435,000
Massachusetts Gen. Oblig. Bonds Series PT 2289, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	7/22/04	$ 11,260,000
Massachusetts Gen. Oblig. Bonds Series ROC II 4526, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	8/28/03	$ 5,125,000
Massachusetts Port Auth. Rev. Bonds Series Putters 892, 3.51%, tender 8/3/06 (Liquidity Facility JPMorgan Chase Bank)	5/11/05	$ 10,265,000
Security	Acquisition Date	Cost
Massachusetts Port Auth. Rev. Bonds Series Putters 952, 3.19%, tender 8/24/06 (Liquidity Facility JPMorgan Chase & Co.)	6/15/05 - 7/18/05	$ 3,520,000
Massachusetts Port Auth. Rev. Bonds Series ROC II R2031, 3.45%, tender 8/10/06 (Liquidity Facility Citigroup, Inc.)	5/28/03	$ 7,310,000
Massachusetts Wtr. Poll. Abatement Trust Bonds Series PT 2365, 3.6%, tender 9/1/06 (Liquidity Facility Dexia Cr. Local de France)	9/9/04	$ 21,370,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,807,673
Income Tax Information
At January 31, 2006, the fund had a capital loss carryforward of approximately $93,971 all of which will expire on January 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,217,136,375)	$ 4,217,136,375
Affiliated Central Funds (cost $103,833,913)	103,833,913
Total Investments (cost $4,320,970,288)		$ 4,320,970,288
Cash		111,024,742
Receivable for fund shares sold		36,426,939
Interest receivable		31,181,797
Prepaid expenses		5,735
Other receivables		950,249
Total assets		4,500,559,750

Liabilities
Payable for investments purchased	$ 1,830,000
Payable for fund shares redeemed	39,031,144
Distributions payable	162,591
Accrued management fee	1,369,714
Other affiliated payables	940,538
Other payables and accrued expenses	209,894
Total liabilities		43,543,881

Net Assets		$ 4,457,015,869
Net Assets consist of:
Paid in capital		$ 4,456,074,547
Undistributed net investment income		34,202
Accumulated undistributed net realized gain (loss) on investments		907,120
Net Assets, for 4,454,935,463 shares outstanding		$ 4,457,015,869
Net Asset Value, offering price and redemption price per share ($4,457,015,869 ÷ 4,454,935,463 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2006 (Unaudited)

Investment Income
Interest		$ 67,904,617
Income from affiliated Central Funds		1,807,673
Total income		69,712,290

Expenses
Management fee	$ 7,937,994
Transfer agent fees	2,617,185
Accounting fees and expenses	179,557
Independent trustees' compensation	8,113
Custodian fees and expenses	31,891
Registration fees	66,406
Audit	28,921
Legal	10,650
Miscellaneous	110,254
Total expenses before reductions	10,990,971
Expense reductions	(2,790,778)	8,200,193
Net investment income		61,512,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		528,368
Net increase in net assets resulting from operations		$ 62,040,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2006 (Unaudited)	Year ended January 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 61,512,097	$ 80,384,636
Net realized gain (loss)	528,368	(93,956)
Net increase in net assets resulting from operations	62,040,465	80,290,680
Distributions to shareholders from net investment income	(61,474,108)	(80,200,937)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,501,701,341	10,777,996,713
Reinvestment of distributions	60,585,895	79,319,419
Cost of shares redeemed	(6,272,561,553)	(10,368,698,446)
Net increase (decrease) in net assets and shares resulting from share transactions	289,725,683	488,617,686
Total increase (decrease) in net assets	290,292,040	488,707,429

Net Assets
Beginning of period	4,166,723,829	3,678,016,400
End of period (including undistributed net investment income of $34,202 and distributions in excess of net investment income of $3,787, respectively)	$ 4,457,015,869	$ 4,166,723,829

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2006	Years ended January 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.021	.008	.006	.010	.022
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.014	.021	.008	.006	.010	.022
Distributions from net investment income	(.014)	(.021)	(.008)	(.006)	(.010)	(.022)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	(.014)	(.021)	(.008)	(.006)	(.010)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.44%	2.07%	.84%	.58%	1.02%	2.22%
Ratios to Average Net Assets D
Expenses before reductions	.52% A	.51%	.51%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.52% A	.51%	.51%	.50%	.51%	.50%
Expenses net of all reductions	.39% A	.42%	.49%	.49%	.48%	.46%
Net investment income	2.89% A	2.07%	.79%	.58%	1.01%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,457,016	$ 4,166,724	$ 3,678,016	$ 3,262,714	$ 3,262,761	$ 3,189,696

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Massachusetts Municipal Income Fund (the Income Fund), Fidelity Massachusetts AMT Tax-Free Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts. Certain Funds may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Income Fund and the Money Market Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Funds are valued at amortized cost which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 1,730,908,173	$ 41,162,311	$ (10,335,729)	$ 30,826,582
Fidelity Massachusetts AMT Tax-Free Money Market Fund	1,617,556,882	-	-	-
Fidelity Massachusetts Municipal Money Market Fund	4,320,970,288	-	-	-

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Futures Contracts - continued

futures contract. Securities deposited to meet margin requirements are identified in the Income Fund's Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $68,440,066 and $101,231,776, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

FMR and its affiliates provide Fidelity Massachusetts AMT Tax-Free Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of Fidelity Massachusetts AMT Tax-Free Money Market Fund. The Income Fund and Fidelity Massachusetts Municipal Money Market Fund pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%	|
Fidelity Massachusetts Municipal Money Market Fund	.12%

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	$ 2,134

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Massachusetts AMT Tax-Free Money Market Fund	.40%	$ 241,847

Through arrangements with the Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 13,989	$ 285,336	$ -
Fidelity Massachusetts Municipal Money Market Fund	31,891	2,617,185	141,702

In addition, through an arrangement with Fidelity Massachusetts AMT Tax-Free Money Market Fund's custodian and transfer agent, $641,983 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund / Fidelity Massachusetts AMT Tax-Free Money Market Fund / Fidelity Massachusetts Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Massachusetts Municipal Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Semiannual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Fidelity Massachusetts Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 25% would mean that 75% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Massachusetts AMT Tax-Free Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Massachusetts Municipal Income Fund

Semiannual Report

Fidelity Massachusetts AMT Tax-Free Money Market Fund

Fidelity Massachusetts Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each of Fidelity Massachusetts Municipal Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Massachusetts AMT Tax-Free Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Fidelity Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in a fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that Fidelity Massachusetts Municipal Income Fund's and Fidelity Massachusetts Municipal Money Market Fund's management contracts incorporate a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

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Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-USAN-0906
1.789293.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 14, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 14, 2006